Note 7 - Risk Management - Breakdown Loans and Advances Net of Impairment Losses (Details) - EUR (€)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Total Member | Central Banks [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	€ 4,275,000,000	€ 3,941,000,000	€ 7,301,000,000
Total Member | General Government [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	28,816,000,000	29,917,000,000	32,294,000,000
Total Member | Credit Institutions [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	13,682,000,000	9,196,000,000	26,261,000,000
Total Member | Other Financial Institutions [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	11,208,000,000	9,468,000,000	18,525,000,000
Total Member | Corporate Entities [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	167,246,000,000	163,922,000,000	164,637,000,000
Total Member | Households [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	176,211,000,000	172,522,000,000	172,868,000,000
Total Member | Total Member
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	401,438,000,000	388,966,000,000	421,886,000,000
Total Member | Gross carrying amount [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	413,863,000,000	401,183,000,000
On demand and short notice [Member] | By Product [Member] | Central Banks [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	0	0	0
On demand and short notice [Member] | By Product [Member] | General Government [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	9,000,000	10,000,000	222,000,000
On demand and short notice [Member] | By Product [Member] | Credit Institutions [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	0	0	0
On demand and short notice [Member] | By Product [Member] | Other Financial Institutions [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	118,000,000	151,000,000	270,000,000
On demand and short notice [Member] | By Product [Member] | Corporate Entities [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	2,328,000,000	2,833,000,000	7,663,000,000
On demand and short notice [Member] | By Product [Member] | Households [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	595,000,000	648,000,000	2,405,000,000
On demand and short notice [Member] | By Product [Member] | Total Member
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	3,050,000,000	3,641,000,000	10,560,000,000
On demand and short notice [Member] | By Product [Member] | Gross carrying amount [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	3,251,000,000	3,834,000,000
Credit Card Debt [Member] | By Product [Member] | Central Banks [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	0	0	0
Credit Card Debt [Member] | By Product [Member] | General Government [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	10,000,000	8,000,000	6,000,000
Credit Card Debt [Member] | By Product [Member] | Credit Institutions [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	1,000,000	1,000,000	0
Credit Card Debt [Member] | By Product [Member] | Other Financial Institutions [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	3,000,000	2,000,000	3,000,000
Credit Card Debt [Member] | By Product [Member] | Corporate Entities [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	1,940,000,000	2,328,000,000	1,862,000,000
Credit Card Debt [Member] | By Product [Member] | Households [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	14,401,000,000	13,108,000,000	13,964,000,000
Credit Card Debt [Member] | By Product [Member] | Total Member
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	16,355,000,000	15,446,000,000	15,835,000,000
Credit Card Debt [Member] | By Product [Member] | Gross carrying amount [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	17,608,000,000	16,495,000,000
Trade Receivables [Member] | By Product [Member] | General Government [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	971,000,000	948,000,000	1,624,000,000
Trade Receivables [Member] | By Product [Member] | Credit Institutions [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	0	0	0
Trade Receivables [Member] | By Product [Member] | Other Financial Institutions [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	230,000,000	195,000,000	497,000,000
Trade Receivables [Member] | By Product [Member] | Corporate Entities [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	15,976,000,000	16,190,000,000	20,385,000,000
Trade Receivables [Member] | By Product [Member] | Households [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	99,000,000	103,000,000	198,000,000
Trade Receivables [Member] | By Product [Member] | Total Member
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	17,276,000,000	17,436,000,000	22,705,000,000
Trade Receivables [Member] | By Product [Member] | Gross carrying amount [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	17,617,000,000	17,716,000,000
Finance Leases [Member] | By Product [Member] | Central Banks [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	0	0	0
Finance Leases [Member] | By Product [Member] | General Government [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	227,000,000	226,000,000	205,000,000
Finance Leases [Member] | By Product [Member] | Credit Institutions [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	0	0	0
Finance Leases [Member] | By Product [Member] | Other Financial Institutions [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	6,000,000	3,000,000	36,000,000
Finance Leases [Member] | By Product [Member] | Corporate Entities [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	8,091,000,000	8,014,000,000	8,040,000,000
Finance Leases [Member] | By Product [Member] | Households [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	387,000,000	406,000,000	361,000,000
Finance Leases [Member] | By Product [Member] | Total Member
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	8,711,000,000	8,650,000,000	8,642,000,000
Finance Leases [Member] | By Product [Member] | Gross carrying amount [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	9,095,000,000	9,077,000,000
Reverse Repurchase Agreements [Member] | By Product [Member] | Central Banks [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	0	0	305,000,000
Reverse Repurchase Agreements [Member] | By Product [Member] | General Government [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	0	293,000,000	1,290,000,000
Reverse Repurchase Agreements [Member] | By Product [Member] | Credit Institutions [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	1,817,000,000	477,000,000	13,793,000,000
Reverse Repurchase Agreements [Member] | By Product [Member] | Other Financial Institutions [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	0	0	10,912,000,000
Reverse Repurchase Agreements [Member] | By Product [Member] | Corporate Entities [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	26,000,000	0	0
Reverse Repurchase Agreements [Member] | By Product [Member] | Households [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	0	0	0
Reverse Repurchase Agreements [Member] | By Product [Member] | Total Member
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	1,843,000,000	770,000,000	26,300,000,000
Reverse Repurchase Agreements [Member] | By Product [Member] | Gross carrying amount [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	1,848,000,000	772,000,000
Other Term Loans [Member] | By Product [Member] | Central Banks [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	4,240,000,000	3,911,000,000	6,993,000,000
Other Term Loans [Member] | By Product [Member] | General Government [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	26,734,000,000	26,839,000,000	26,983,000,000
Other Term Loans [Member] | By Product [Member] | Credit Institutions [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	4,121,000,000	2,947,000,000	4,463,000,000
Other Term Loans [Member] | By Product [Member] | Other Financial Institutions [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	7,795,000,000	7,030,000,000	5,763,000,000
Other Term Loans [Member] | By Product [Member] | Corporate Entities [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	137,934,000,000	133,573,000,000	125,228,000,000
Other Term Loans [Member] | By Product [Member] | Households [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	160,223,000,000	157,760,000,000	155,418,000,000
Other Term Loans [Member] | By Product [Member] | Total Member
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	341,047,000,000	332,060,000,000	324,848,000,000
Other Term Loans [Member] | By Product [Member] | Gross carrying amount [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	351,230,000,000	342,264,000,000
Advances That Are Not Loans [Member] | By Product [Member] | Central Banks [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	35,000,000	29,000,000	2,000,000
Advances That Are Not Loans [Member] | By Product [Member] | General Government [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	865,000,000	1,592,000,000	1,964,000,000
Advances That Are Not Loans [Member] | By Product [Member] | Credit Institutions [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	7,743,000,000	5,771,000,000	8,005,000,000
Advances That Are Not Loans [Member] | By Product [Member] | Other Financial Institutions [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	3,056,000,000	2,088,000,000	1,044,000,000
Advances That Are Not Loans [Member] | By Product [Member] | Corporate Entities [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	951,000,000	984,000,000	1,459,000,000
Advances That Are Not Loans [Member] | By Product [Member] | Households [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	506,000,000	498,000,000	522,000,000
Advances That Are Not Loans [Member] | By Product [Member] | Total Member
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	13,156,000,000	10,962,000,000	12,995,000,000
Advances That Are Not Loans [Member] | By Product [Member] | Gross carrying amount [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	13,214,000,000	11,025,000,000
Total Member [Member] | By Product [Member] | Central Banks [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	4,275,000,000	3,941,000,000	7,301,000,000
Total Member [Member] | By Product [Member] | General Government [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	28,816,000,000	29,917,000,000	32,294,000,000
Total Member [Member] | By Product [Member] | Credit Institutions [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	13,682,000,000	9,196,000,000	26,261,000,000
Total Member [Member] | By Product [Member] | Other Financial Institutions [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	11,208,000,000	9,468,000,000	18,525,000,000
Total Member [Member] | By Product [Member] | Corporate Entities [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	167,246,000,000	163,922,000,000	164,637,000,000
Total Member [Member] | By Product [Member] | Households [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	176,211,000,000	172,522,000,000	172,868,000,000
Total Member [Member] | By Product [Member] | Total Member
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	401,438,000,000	388,966,000,000	421,886,000,000
Total Member [Member] | By Product [Member] | Gross carrying amount [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	413,863,000,000	401,183,000,000
Loans and Advances Net Of Impairment Losses Of Which: Mortgage Loans [Member] | By Secured Loans [Member] | General Government [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	1,067,000,000	1,056,000,000	998,000,000
Loans and Advances Net Of Impairment Losses Of Which: Mortgage Loans [Member] | By Secured Loans [Member] | Credit Institutions [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	15,000,000	15,000,000	0
Loans and Advances Net Of Impairment Losses Of Which: Mortgage Loans [Member] | By Secured Loans [Member] | Other Financial Institutions [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	261,000,000	219,000,000	308,000,000
Loans and Advances Net Of Impairment Losses Of Which: Mortgage Loans [Member] | By Secured Loans [Member] | Corporate Entities [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	23,575,000,000	26,784,000,000	37,353,000,000
Loans and Advances Net Of Impairment Losses Of Which: Mortgage Loans [Member] | By Secured Loans [Member] | Households [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	111,085,000,000	111,809,000,000	116,938,000,000
Loans and Advances Net Of Impairment Losses Of Which: Mortgage Loans [Member] | By Secured Loans [Member] | Total Member
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	136,003,000,000	139,883,000,000	155,597,000,000
Loans and Advances Net Of Impairment Losses Of Which: Mortgage Loans [Member] | By Secured Loans [Member] | Gross carrying amount [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	139,317,000,000	144,005,000,000
Loans and Advances Net Of Impairment Losses Of Which: Other Collateralized Loans [Member] | By Secured Loans [Member] | Central Banks [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	0	0
Loans and Advances Net Of Impairment Losses Of Which: Other Collateralized Loans [Member] | By Secured Loans [Member] | General Government [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	10,447,000,000	7,179,000,000	7,167,000,000
Loans and Advances Net Of Impairment Losses Of Which: Other Collateralized Loans [Member] | By Secured Loans [Member] | Credit Institutions [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	93,000,000	285,000,000	13,501,000,000
Loans and Advances Net Of Impairment Losses Of Which: Other Collateralized Loans [Member] | By Secured Loans [Member] | Other Financial Institutions [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	2,106,000,000	1,389,000,000	12,907,000,000
Loans and Advances Net Of Impairment Losses Of Which: Other Collateralized Loans [Member] | By Secured Loans [Member] | Corporate Entities [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	29,009,000,000	31,393,000,000	24,100,000,000
Loans and Advances Net Of Impairment Losses Of Which: Other Collateralized Loans [Member] | By Secured Loans [Member] | Households [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	6,893,000,000	6,835,000,000	9,092,000,000
Loans and Advances Net Of Impairment Losses Of Which: Other Collateralized Loans [Member] | By Secured Loans [Member] | Total Member
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	48,548,000,000	47,081,000,000	66,767,000,000
Loans and Advances Net Of Impairment Losses Of Which: Other Collateralized Loans [Member] | By Secured Loans [Member] | Gross carrying amount [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	49,266,000,000	47,855,000,000
Loans and Advances Net Of Impairment Losses Of Which: Credit For Consumpltion [Member] | By Purpose of the Loan [Member] | Households [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	46,356,000,000	40,124,000,000	40,705,000,000
Loans and Advances Net Of Impairment Losses Of Which: Credit For Consumpltion [Member] | By Purpose of the Loan [Member] | Total Member
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	46,356,000,000	40,124,000,000	40,705,000,000
Loans and Advances Net Of Impairment Losses Of Which: Credit For Consumpltion [Member] | By Purpose of the Loan [Member] | Gross carrying amount [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	49,474,000,000	42,736,000,000
Loans and Advances Net Of Impairment Losses Of Which: Lending For House Purchase [Member] | By Purpose of the Loan [Member] | Households [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	110,178,000,000	111,007,000,000	114,709,000,000
Loans and Advances Net Of Impairment Losses Of Which: Lending For House Purchase [Member] | By Purpose of the Loan [Member] | Total Member
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	110,178,000,000	111,007,000,000	114,709,000,000
Loans and Advances Net Of Impairment Losses Of Which: Lending For House Purchase [Member] | By Purpose of the Loan [Member] | Gross carrying amount [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	111,636,000,000	112,952,000,000
Loans and Advances Net Of Impairment Losses Of Which: Project Finance Loans [Member] | By Subordination [Member] | Corporate Entities [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	12,259,000,000	13,973,000,000	16,412,000,000
Loans and Advances Net Of Impairment Losses Of Which: Project Finance Loans [Member] | By Subordination [Member] | Total Member
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	12,259,000,000	13,973,000,000	€ 16,412,000,000
Loans and Advances Net Of Impairment Losses Of Which: Project Finance Loans [Member] | By Subordination [Member] | Gross carrying amount [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	€ 12,415,000,000	€ 14,286,000,000